Shareholder Report, Holdings (Details) - Northeast Investors Trust	Sep. 30, 2024
Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Tobacco
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Building Products
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Div Chemical
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Energy/Natural Res
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Indus. Serv/Mfg
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Retail Food Chains
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Food Processing
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	82.00%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
GDP-Linked Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pyxus Holdco, Inc. 8.5%, 12/31/27
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Brinker International, Inc. 5%, 10/1/24
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Spirit Aerosystems Inc, 9.375%, 11/30/29
Holdings [Line Items]
Percent of Net Asset Value	4.10%
KB Home, 7.25%, 7/15/30
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Alteryx, Inc. 8.75%, 3/15/28
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Vector Group Ltd. 10.5%, 11/1/26
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Nustar Energy LP, 5.75%, 10/1/25
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Western Digital Corp. 4.75%, 2/15/26
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Delta Air Lines, Inc. 4.5%, 10/20/25
Holdings [Line Items]
Percent of Net Asset Value	3.80%